Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2018
Share-based compensation
Schedule of share-based compensation expense

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Direct costs	1,475	1,565	1,920	306
Sales and marketing	16,413	17,408	(1,534)	(245)
General and administrative	40,796	43,268	83,882	13,373

Total share-based compensation expense	58,684	62,241	84,268	13,434